Long-Term Debt And Loans Payable (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2014	Mar. 31, 2012	Oct. 31, 2013	May 31, 2013	Sep. 30, 2014	Nov. 30, 2014	Dec. 31, 2011
Debt Instrument [Line Items]
Aqua Pennsylvania's retainied earnings including minority interest	$ 849,952	$ 729,272
Restricted assets	1,160,134
Total net assets	1,655,383
Debt issue pending construction of the projects to be financed	47
Weighted average cost of long-term debt	4.65%	5.00%
Weighted average cost of fixed rate long-term debt	4.85%	5.00%
Average borrowings cost percentage	1.00%	1.67%
Maximum amount outstanding at the end of any one month	13,740	17,081
Short-term lines of credit	6,740
Average borrowing amount	5,657	11,531
Interest income	316	438	372
Interest cost	76,713	77,754	78,129
Capitalized amount	5,134	2,275	4,142
Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Aqua Pennsylvania retained earning excluding minority interest	1,009,980
Aqua Pennsylvania's retainied earnings including minority interest	1,029,980
Restricted net assets	862,641
Total net assets	1,249,780
Debt instrument, issued	65,000
Senior unsecured notes								50,000
Term of debt	3 years
Interest rate								1.92%
Average borrowings cost percentage	0.81%	0.89%
Commitment fee percentage	0.05%
Maximum amount outstanding at the end of any one month	36,943	96,103
Average borrowing amount	24,072	75,621
Other Subsidiaries [Member]
Debt Instrument [Line Items]
Aqua Pennsylvania retained earning excluding minority interest	92,000
Aqua Pennsylvania's retainied earnings including minority interest	139,000
Senior Unsecured Notes Maturity Year 2012 [Member]
Debt Instrument [Line Items]
Sublimit for daily demand loans				15,000
Swing-Line Commitment [Member]
Debt Instrument [Line Items]
Letters of credit capacity available	50,000
Available capacity borrowed	0
Average borrowings cost percentage	0.78%	0.83%
Average borrowing amount	67,916	26,954
Unsecured Revolving Credit Facility With Three Banks [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					150,000
Term of debt	364 days				5 years
Debt maturity, month	2017-03
Available capacity borrowed	13,658	30,000
Funds borrowed under credit facility									100,000
Short-Term Line Of Credit [Member]
Debt Instrument [Line Items]
Short-term lines of credit			60,500							60,500
Funds borrowed under credit facility	4,740	6,740
First Mortgage Bonds [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, issued						75,000
First Mortgage Bonds [Member] | Aqua Ohio, Inc [Member]
Debt Instrument [Line Items]
Debt instrument, issued							85,000
First Mortgage Bonds Maturity Year 2035 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	25,000
Interest rate	3.64%
Debt maturity	2035
First Mortgage Bonds Maturity Year 2040 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	15,000
Interest rate	4.01%
Debt maturity	2040
First Mortgage Bonds Maturity Year 2045 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	13,000
Interest rate	4.06%
Debt maturity	2045
First Mortgage Bonds Maturity Year 2054 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	12,000
Interest rate	4.11%
Debt maturity	2054
First Mortgage Bonds Maturity Year 2031 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, issued						25,000
Interest rate						3.94%
Debt maturity						2031
First Mortgage Bonds Maturity Year 2045 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, issued						25,000
Interest rate						4.61%
Debt maturity						2045
First Mortgage Bonds Maturity Year 2046 [Member] | Aqua Pennsylvanias [Member]
Debt Instrument [Line Items]
Debt instrument, issued						25,000
Interest rate						4.62%
Debt maturity						2046
First Mortgage Bonds Maturity Year 2033 [Member] | Aqua Ohio, Inc [Member]
Debt Instrument [Line Items]
Debt instrument, issued							35,000
Interest rate							3.75%
Debt maturity							2033
First Mortgage Bonds Maturity Year 2044 [Member] | Aqua Ohio, Inc [Member]
Debt Instrument [Line Items]
Debt instrument, issued							30,000
Interest rate							4.18%
Debt maturity							2044
First Mortgage Bonds Maturity Year 2048 [Member] | Aqua Ohio, Inc [Member]
Debt Instrument [Line Items]
Debt instrument, issued							20,000
Interest rate							4.43%
Debt maturity							2048
Letter of Credit [Member]
Debt Instrument [Line Items]
Letters of credit capacity available	28,383
Available capacity borrowed	$ 72,000